Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 11,221,092	$ 6,848,973
Restricted cash and cash equivalents	2,050,063	6,762,246
Accounts receivable	658,355	644,622
Prepaid expenses and other assets	1,098,268	499,188
Deferred financing costs, less accumulated amortization of $58,626 and $809,158 as of December 31, 2012 and 2011, respectively	1,311,770	1,672,550
Timber assets, at cost:
Timber and timberlands, net (Note 3)	333,805,295	328,561,850
Intangible lease assets, less accumulated amortization of $841,686 and $703,675 as of December 31, 2012 and 2011, respectively	115,399	333,178
Total assets	350,260,242	345,322,607
Liabilities:
Accounts payable and accrued expenses	1,689,288	1,918,281
Due to affiliates (Note 12)	1,326,255	28,960,573
Other liabilities	4,801,387	2,609,809
Note payable and line of credit (Note 4)	132,356,123	122,025,672
Total liabilities	140,173,053	155,514,335
Commitments and Contingencies (Note 6)
Stockholders’ Equity:
Additional paid-in capital	301,538,949	271,617,462
Accumulated deficit and distributions	(139,491,344)	(130,620,551)
Accumulated Other Comprehensive Loss	(687,674)	0
Total stockholders’ equity	210,087,189	189,808,272
Total liabilities and stockholders’ equity	350,260,242	345,322,607
Series A Preferred Stock
Stockholders’ Equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, $1,000 liquidation preference	36,476,063	36,539,548
Series B Preferred Stock
Stockholders’ Equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, $1,000 liquidation preference	12,123,992	12,145,951
Common Class A
Stockholders’ Equity:
Common stock, $0.01 par value	31,801	31,466
Common Class B-1
Stockholders’ Equity:
Common stock, $0.01 par value	31,801	31,466
Common Class B-2
Stockholders’ Equity:
Common stock, $0.01 par value	31,801	31,465
Common Class B-3
Stockholders’ Equity:
Common stock, $0.01 par value	$ 31,800	$ 31,465